Distribution Date:	04/17/25	Wells Fargo Commercial Mortgage Trust 2016-NXS6
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS6

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17		Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
		Reviewer
Collateral Stratification and Historical Detail	20		Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000KAY1	1.417000%	27,042,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000KAZ8	2.399000%	115,788,000.00	0.14	0.00	0.00	0.00	0.00	0.00	0.14	38.76%	30.00%
A-3	95000KBA2	2.642000%	150,000,000.00	150,000,000.00	0.00	330,250.00	0.00	0.00	330,250.00	150,000,000.00	38.76%	30.00%
A-4	95000KBB0	2.918000%	206,019,000.00	206,019,000.00	0.00	500,969.53	0.00	0.00	500,969.53	206,019,000.00	38.76%	30.00%
A-SB	95000KBC8	2.827000%	31,139,000.00	3,556,837.25	681,798.34	8,379.32	0.00	0.00	690,177.66	2,875,038.91	38.76%	30.00%
A-S	95000KBD6	3.377000%	48,267,000.00	48,267,000.00	0.00	135,831.38	0.00	0.00	135,831.38	48,267,000.00	30.52%	23.63%
B	95000KBG9	3.811000%	35,964,000.00	35,964,000.00	0.00	114,215.67	0.00	0.00	114,215.67	35,964,000.00	24.39%	18.88%
C	95000KBH7	4.540507%	35,963,000.00	35,963,000.00	0.00	136,075.21	0.00	0.00	136,075.21	35,963,000.00	18.25%	14.13%
D	95000KAJ4	3.059000%	43,535,000.00	43,535,000.00	0.00	63,319.22	0.00	0.00	63,319.22	43,535,000.00	10.82%	8.38%
E	95000KAL9	2.540507%	20,821,000.00	20,821,000.00	0.00	0.00	0.00	0.00	0.00	20,821,000.00	7.27%	5.63%
F	95000KAN5	2.540507%	8,518,000.00	8,518,000.00	0.00	0.00	0.00	0.00	0.00	8,518,000.00	5.81%	4.50%
G*	95000KAQ8	2.540507%	11,357,000.00	11,357,000.00	0.00	0.00	0.00	0.00	0.00	11,357,000.00	3.88%	3.00%
H	95000KAS4	2.540507%	22,713,952.00	22,713,952.00	0.00	0.00	0.00	0.00	0.00	22,713,952.00	0.00%	0.00%
V	95000KAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000KAW5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			757,126,952.02	586,714,789.39	681,798.34	1,289,040.33	0.00	0.00	1,970,838.67	586,032,991.05

X-A	95000KBE4	1.738543%	529,988,000.00	359,575,837.39	0.00	520,948.31	0.00	0.00	520,948.31	358,894,039.05
X-B	95000KBF1	0.685517%	120,194,000.00	120,194,000.00	0.00	68,662.48	0.00	0.00	68,662.48	120,194,000.00
X-D	95000KAA3	1.481507%	43,535,000.00	43,535,000.00	0.00	53,747.84	0.00	0.00	53,747.84	43,535,000.00
X-E	95000KAC9	2.000000%	20,821,000.00	20,821,000.00	0.00	34,701.67	0.00	0.00	34,701.67	20,821,000.00
X-FG	95000KAE5	2.000000%	19,875,000.00	19,875,000.00	0.00	33,125.00	0.00	0.00	33,125.00	19,875,000.00
X-H	95000KAG0	2.000000%	22,713,952.00	22,713,952.00	0.00	37,856.59	0.00	0.00	37,856.59	22,713,952.00
Notional SubTotal			757,126,952.00	586,714,789.39	0.00	749,041.89	0.00	0.00	749,041.89	586,032,991.05

Deal Distribution Total					681,798.34	2,038,082.22	0.00	0.00	2,719,880.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000KAZ8	0.00000121	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000121
A-3	95000KBA2	1,000.00000000	0.00000000	2.20166667	0.00000000	0.00000000	0.00000000	0.00000000	2.20166667	1,000.00000000
A-4	95000KBB0	1,000.00000000	0.00000000	2.43166664	0.00000000	0.00000000	0.00000000	0.00000000	2.43166664	1,000.00000000
A-SB	95000KBC8	114.22451749	21.89531905	0.26909406	0.00000000	0.00000000	0.00000000	0.00000000	22.16441312	92.32919843
A-S	95000KBD6	1,000.00000000	0.00000000	2.81416661	0.00000000	0.00000000	0.00000000	0.00000000	2.81416661	1,000.00000000
B	95000KBG9	1,000.00000000	0.00000000	3.17583333	0.00000000	0.00000000	0.00000000	0.00000000	3.17583333	1,000.00000000
C	95000KBH7	1,000.00000000	0.00000000	3.78375580	0.00000000	0.00000000	0.00000000	0.00000000	3.78375580	1,000.00000000
D	95000KAJ4	1,000.00000000	0.00000000	1.45444401	1.09472264	8.32314161	0.00000000	0.00000000	1.45444401	1,000.00000000
E	95000KAL9	1,000.00000000	0.00000000	0.00000000	2.11708900	24.34548773	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000KAN5	1,000.00000000	0.00000000	0.00000000	2.11708969	43.95690185	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000KAQ8	1,000.00000000	0.00000000	0.00000000	2.11708902	55.30416659	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000KAS4	1,000.00000000	0.00000000	0.00000000	2.11708909	121.02802630	0.00000000	0.00000000	0.00000000	1,000.00000000
V	95000KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000KBE4	678.46033757	0.00000000	0.98294359	0.00000000	0.00000000	0.00000000	0.00000000	0.98294359	677.17389648
X-B	95000KBF1	1,000.00000000	0.00000000	0.57126379	0.00000000	0.00000000	0.00000000	0.00000000	0.57126379	1,000.00000000
X-D	95000KAA3	1,000.00000000	0.00000000	1.23458918	0.00000000	0.00000000	0.00000000	0.00000000	1.23458918	1,000.00000000
X-E	95000KAC9	1,000.00000000	0.00000000	1.66666683	0.00000000	0.00000000	0.00000000	0.00000000	1.66666683	1,000.00000000
X-FG	95000KAE5	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-H	95000KAG0	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/25 - 03/30/25	30	0.00	330,250.00	0.00	330,250.00	0.00	0.00	0.00	330,250.00	0.00
A-4	03/01/25 - 03/30/25	30	0.00	500,969.53	0.00	500,969.53	0.00	0.00	0.00	500,969.53	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	8,379.32	0.00	8,379.32	0.00	0.00	0.00	8,379.32	0.00
X-A	03/01/25 - 03/30/25	30	0.00	520,948.31	0.00	520,948.31	0.00	0.00	0.00	520,948.31	0.00
X-B	03/01/25 - 03/30/25	30	0.00	68,662.48	0.00	68,662.48	0.00	0.00	0.00	68,662.48	0.00
X-D	03/01/25 - 03/30/25	30	0.00	53,747.84	0.00	53,747.84	0.00	0.00	0.00	53,747.84	0.00
X-E	03/01/25 - 03/30/25	30	0.00	34,701.67	0.00	34,701.67	0.00	0.00	0.00	34,701.67	0.00
X-FG	03/01/25 - 03/30/25	30	0.00	33,125.00	0.00	33,125.00	0.00	0.00	0.00	33,125.00	0.00
X-H	03/01/25 - 03/30/25	30	0.00	37,856.59	0.00	37,856.59	0.00	0.00	0.00	37,856.59	0.00
A-S	03/01/25 - 03/30/25	30	0.00	135,831.38	0.00	135,831.38	0.00	0.00	0.00	135,831.38	0.00
B	03/01/25 - 03/30/25	30	0.00	114,215.67	0.00	114,215.67	0.00	0.00	0.00	114,215.67	0.00
C	03/01/25 - 03/30/25	30	0.00	136,075.21	0.00	136,075.21	0.00	0.00	0.00	136,075.21	0.00
D	03/01/25 - 03/30/25	30	313,889.07	110,977.97	0.00	110,977.97	47,658.75	0.00	0.00	63,319.22	362,347.97
E	03/01/25 - 03/30/25	30	461,839.73	44,079.91	0.00	44,079.91	44,079.91	0.00	0.00	0.00	506,897.40
F	03/01/25 - 03/30/25	30	355,638.61	18,033.37	0.00	18,033.37	18,033.37	0.00	0.00	0.00	374,424.89
G	03/01/25 - 03/30/25	30	602,769.52	24,043.78	0.00	24,043.78	24,043.78	0.00	0.00	0.00	628,089.42
H	03/01/25 - 03/30/25	30	2,695,231.27	48,087.46	0.00	48,087.46	48,087.46	0.00	0.00	0.00	2,749,024.78
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,429,368.20	2,219,985.49	0.00	2,219,985.49	181,903.27	0.00	0.00	2,038,082.22	4,620,784.46

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,719,880.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,228,920.93	Master Servicing Fee	3,483.95
Interest Reductions due to Nonrecoverability Determination	(172,689.34)	Certificate Administrator Fee	3,751.81
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	252.61
ARD Interest	0.00	Operating Advisor Fee	846.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	146.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,056,231.59	Total Fees	8,771.29

Principal		Expenses/Reimbursements
Scheduled Principal	681,798.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,313.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,064.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	681,798.34	Total Expenses/Reimbursements	9,378.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,038,082.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	681,798.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,719,880.56
Total Funds Collected	2,738,029.93	Total Funds Distributed	2,738,029.94

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	586,714,790.16	586,714,790.16	Beginning Certificate Balance	586,714,789.39
(-) Scheduled Principal Collections	681,798.34	681,798.34	(-) Principal Distributions	681,798.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	586,032,991.82	586,032,991.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	586,831,626.51	586,831,626.51	Ending Certificate Balance	586,032,991.05
Ending Actual Collateral Balance	586,149,828.17	586,149,828.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP
2,000,000 or less	1	1,389,064.92	0.24%	17	4.6400	2.196200	1.30 or less	7	104,041,375.50	17.75%	13	4.9709	0.586342
2,000,001 to 3,000,000	3	6,608,935.58	1.13%	17	4.3660	1.950380	1.31 to 1.40	1	15,144,308.13	2.58%	8	3.9440	1.384500
3,000,001 to 4,000,000	9	31,609,061.97	5.39%	16	4.8200	1.932415	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,154,794.62	0.71%	16	4.2100	1.922100	1.51 to 1.75	10	108,726,331.91	18.55%	16	4.3203	1.695622
5,000,001 to 6,000,000	4	20,910,173.15	3.57%	16	4.6452	1.732270	1.76 to 2.00	8	57,120,717.36	9.75%	13	4.5065	1.883519
6,000,001 to 7,000,000	2	13,234,932.53	2.26%	17	4.5478	1.591773	2.01 to 2.25	10	117,039,444.32	19.97%	14	4.5168	2.081113
7,000,001 to 8,000,000	2	15,086,129.18	2.57%	17	4.6756	1.458265	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,944,231.03	1.53%	6	4.7900	1.615500	2.51 to 2.75	3	71,146,169.03	12.14%	14	3.8383	2.622035
9,000,001 to 10,000,000	2	19,932,641.77	3.40%	17	4.4400	2.108836	2.76 to 3.00	1	3,403,490.79	0.58%	16	5.1000	2.849400
10,000,001 to 15,000,000	3	43,369,954.83	7.40%	16	4.4177	2.189875	3.01 or greater	2	45,000,000.00	7.68%	17	3.4713	4.039733
15,000,001 to 20,000,000	5	80,989,382.02	13.82%	13	4.2079	1.831981	Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
20,000,001 to 30,000,000	6	152,235,775.21	25.98%	14	3.9958	2.480085
30,000,001 to 50,000,000	3	123,156,760.23	21.02%	12	4.6632	1.249134
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	64,411,154.78	10.99%	15	4.7504	NAP
							Defeased	9	64,411,154.78	10.99%	15	4.7504	NAP
California	7	44,073,566.88	7.52%	16	4.4090	1.806105
							Industrial	1	2,097,388.07	0.36%	17	4.2500	2.109000
Florida	5	46,343,848.83	7.91%	17	3.7999	2.828276
							Lodging	6	51,270,485.02	8.75%	16	4.7924	1.470651
Georgia	2	16,533,373.05	2.82%	9	4.0025	1.452696
							Mixed Use	4	118,833,479.06	20.28%	15	4.0607	2.004084
Illinois	1	21,646,169.03	3.69%	8	4.6819	2.546200
							Multi-Family	9	107,629,342.30	18.37%	11	4.4372	1.945934
Indiana	7	11,767,350.36	2.01%	18	4.8810	2.115600
							Office	13	96,927,376.05	16.54%	15	4.6478	2.015245
Kansas	1	7,113,761.25	1.21%	18	4.8500	0.953800
							Retail	20	144,863,766.54	24.72%	14	4.2392	1.882977
Kentucky	1	3,927,062.44	0.67%	15	5.1000	1.971900
							Totals	62	586,032,991.82	100.00%	14	4.4116	1.901243
Louisiana	1	38,956,760.23	6.65%	17	4.4615	1.675200

Massachusetts	1	5,235,513.96	0.89%	16	5.0000	0.921700

Michigan	1	9,932,641.77	1.69%	18	5.0240	2.023900

Mississippi	2	5,236,523.32	0.89%	13	4.9533	1.632266

Nevada	1	2,353,405.50	0.40%	17	4.5300	2.003500

New York	8	205,930,867.13	35.14%	13	4.1764	2.003962

Ohio	3	19,154,464.55	3.27%	16	4.6432	2.043474

Pennsylvania	4	38,345,854.27	6.54%	16	4.5015	1.401764

South Carolina	1	14,869,954.83	2.54%	14	5.1830	1.133600

Texas	5	24,475,060.35	4.18%	7	4.7795	1.238941

Virginia	1	3,567,517.28	0.61%	17	5.0550	1.776700

Wisconsin	1	2,158,142.01	0.37%	18	4.3000	1.738300

Totals	62	586,032,991.82	100.00%	14	4.4116	1.901243

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP
	3.500% or less	4	94,500,000.00	16.13%	17	3.4703	3.314500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	49,777,787.19	8.49%	14	3.8460	1.718731	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	28,476,370.29	4.86%	17	4.2076	1.844534	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	116,114,902.24	19.81%	12	4.4186	1.870405	49 months or greater	42	521,621,837.04	89.01%	14	4.3697	1.908516
	4.501% to 4.750%	14	113,075,954.57	19.30%	13	4.6033	1.778985	Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
	4.751% to 5.000%	6	46,487,837.40	7.93%	15	4.8841	1.577460
	5.001% or 5.250%	6	38,988,985.35	6.65%	16	5.1040	1.696362
	5.251% or 5.500%	1	34,200,000.00	5.84%	12	5.2782	(0.397400)
	5.501% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP
	84 months or less	42	521,621,837.04	89.01%	14	4.3697	1.908516	Interest Only	10	248,846,169.03	42.46%	13	4.1839	2.220508
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	56,943,622.89	9.72%	14	4.5776	1.668676
	Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243	241 months to 300 months	23	215,832,045.12	36.83%	15	4.5291	1.612080
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	64,411,154.78	10.99%	15	4.7504	NAP			No outstanding loans in this group
Underwriter's Information		3	70,000,000.00	11.94%	14	3.8029	2.487143
	12 months or less	36	391,848,605.57	66.86%	15	4.3671	1.970546
	13 months to 24 months	3	59,773,231.47	10.20%	11	5.0506	0.824251
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	586,032,991.82	100.00%	14	4.4116	1.901243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306590001	MF	Long Island City	NY	Actual/360	4.400%	189,431.53	0.00	0.00	N/A	01/05/26	--	50,000,000.00	50,000,000.00	04/05/25
1A	306591001	MF	Long Island City	NY	Actual/360	4.400%	94,715.76	0.00	0.00	N/A	01/05/26	--	25,000,000.00	25,000,000.00	04/05/25
3	306590003	MU	Middle Village	NY	Actual/360	3.482%	89,951.67	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	04/05/25
3A	306591003	MU	Middle Village	NY	Actual/360	3.482%	89,951.67	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	04/05/25
4	306590004	OF	New Orleans	LA	Actual/360	4.462%	149,955.60	75,401.19	0.00	N/A	09/05/26	--	39,032,161.42	38,956,760.23	04/05/25
5	306590005	RT	Miami	FL	Actual/360	3.450%	57,931.25	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	04/01/25
5A	306591005	RT	Miami	FL	Actual/360	3.450%	44,562.50	0.00	0.00	N/A	09/01/26	--	15,000,000.00	15,000,000.00	04/01/25
6	306590006	MU	New York	NY	Actual/360	5.278%	0.00	0.00	0.00	N/A	04/05/26	--	34,200,000.00	34,200,000.00	02/05/20
8	306590008	MU	Mount Kisco	NY	Actual/360	3.780%	80,374.25	59,071.61	0.00	N/A	08/10/26	--	24,692,550.67	24,633,479.06	04/10/25
9	306590009	OF	Various	Various	Actual/360	4.881%	66,077.69	31,441.97	0.00	N/A	10/06/26	--	15,721,242.45	15,689,800.48	04/06/25
9A	306591109				Actual/360	4.881%	34,394.55	16,366.08	0.00	N/A	10/06/26	06/06/26	8,183,171.14	8,166,805.06	04/06/25
10	306590010	LO	New York	NY	Actual/360	4.725%	108,432.19	0.00	0.00	N/A	03/05/26	--	26,650,000.00	26,650,000.00	04/05/25
11	310934908	LO	King Of Prussia	PA	Actual/360	4.530%	81,922.66	45,194.69	0.00	N/A	07/11/26	--	21,001,321.81	20,956,127.12	04/11/25
12	306590012	OF	Northbrook	IL	Actual/360	4.682%	87,269.87	0.00	0.00	N/A	12/05/25	--	21,646,169.03	21,646,169.03	04/05/25
13	301741120	RT	Columbus	GA	Actual/360	3.944%	51,614.57	53,335.37	0.00	N/A	12/06/25	--	15,197,643.50	15,144,308.13	04/06/25
14	301461027	RT	Pasadena	TX	Actual/360	4.750%	62,983.81	29,347.77	0.00	N/A	09/06/25	--	15,398,419.30	15,369,071.53	04/06/25
15	301741137	RT	Bluffton	SC	Actual/360	5.183%	66,496.73	29,139.95	0.00	N/A	06/06/26	--	14,899,094.78	14,869,954.83	04/06/25
16	310936312	RT	Pleasanton	CA	Actual/360	4.200%	55,373.11	24,336.69	0.00	N/A	09/11/26	--	15,310,538.57	15,286,201.88	04/11/25
17	306590017	OF	Akron	OH	Actual/360	4.650%	54,056.25	0.00	0.00	10/05/26	10/05/36	--	13,500,000.00	13,500,000.00	04/05/25
18	306590018	LO	Southaven	MI	Actual/360	5.024%	43,101.24	30,147.41	0.00	N/A	10/06/26	--	9,962,789.18	9,932,641.77	04/06/25
19	306590019	OF	Various	MD	Actual/360	4.760%	41,017.75	19,041.03	0.00	N/A	09/06/26	06/06/26	10,007,041.44	9,988,000.41	04/06/25
20	301741140	RT	Various	Various	Actual/360	4.790%	36,959.42	16,232.78	0.00	10/06/25	10/06/45	--	8,960,463.81	8,944,231.03	04/06/25
21	306590021	RT	New York	NY	Actual/360	3.860%	33,238.89	0.00	0.00	N/A	08/05/26	--	10,000,000.00	10,000,000.00	04/05/25
22	301741152	LO	Overland Park	KS	Actual/360	4.850%	29,801.83	22,027.73	0.00	N/A	10/06/26	--	7,135,788.98	7,113,761.25	04/06/25
23	306590023	MF	Los Angeles	CA	Actual/360	4.520%	31,083.83	13,772.81	0.00	N/A	08/05/26	--	7,986,140.74	7,972,367.93	04/05/25
24	301741153	RT	Wind Gap Borough	PA	Actual/360	4.210%	25,208.06	15,428.82	0.00	N/A	10/06/26	--	6,953,414.54	6,937,985.72	04/06/25
25	301741148	LO	Exton	PA	Actual/360	4.920%	26,761.25	19,633.83	0.00	N/A	08/06/26	--	6,316,580.64	6,296,946.81	04/06/25
26	301741142	RT	Kissimmee	FL	Actual/360	4.540%	20,524.28	17,147.83	0.00	N/A	07/06/26	--	5,249,922.00	5,232,774.17	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	306590027	RT	Pittsfield	MA	Actual/360	5.000%	22,586.69	10,427.84	0.00	N/A	08/06/26	--	5,245,941.80	5,235,513.96	04/06/25
29	306590029	MF	Hawthorne	CA	Actual/360	4.520%	20,881.97	9,252.50	0.00	N/A	08/05/26	--	5,365,050.11	5,355,797.61	04/05/25
30	306590030	MF	Los Angeles	CA	Actual/360	4.520%	19,830.38	8,786.56	0.00	N/A	08/05/26	--	5,094,873.97	5,086,087.41	04/05/25
32	306590032	RT	Pocatello	ID	Actual/360	4.585%	17,022.84	13,815.47	0.00	N/A	09/06/26	--	4,311,080.41	4,297,264.94	04/06/25
33	301741145	RT	Westfall Township	PA	Actual/360	4.210%	15,113.11	14,019.94	0.00	N/A	08/06/26	--	4,168,814.56	4,154,794.62	04/06/25
34	306590034	RT	Colorado Springs	CO	Actual/360	4.500%	18,655.75	7,185.20	0.00	N/A	10/06/26	07/06/26	4,814,387.92	4,807,202.72	04/06/25
35	306590035	OF	Louisville	KY	Actual/360	5.100%	0.00	0.00	0.00	N/A	07/06/26	--	3,927,062.44	3,927,062.44	12/06/23
36	301741150	LO	Emporia	VA	Actual/360	5.055%	15,576.44	10,874.51	0.00	N/A	09/06/26	--	3,578,391.79	3,567,517.28	04/06/25
37	306590037	LO	Savannah	GA	Actual/360	5.600%	18,806.86	7,026.69	0.00	N/A	08/05/26	--	3,900,039.28	3,893,012.59	04/05/25
38	301741147	MF	North Canton	OH	Actual/360	4.550%	15,080.86	7,089.37	0.00	N/A	08/06/26	--	3,849,066.67	3,841,977.30	04/06/25
39	306590039	LO	Yulee	FL	Actual/360	5.100%	14,992.65	10,395.89	0.00	N/A	08/06/26	--	3,413,886.68	3,403,490.79	04/06/25
40	306590040	MF	Los Angeles	CA	Actual/360	4.520%	14,920.69	6,611.15	0.00	N/A	08/05/26	--	3,833,463.95	3,826,852.80	04/05/25
41	301741149	OF	Virginia Beach	VA	Actual/360	3.800%	10,635.96	7,769.36	0.00	N/A	08/06/26	--	3,250,377.59	3,242,608.23	04/06/25
42	301741141	SS	Various	GA	Actual/360	5.108%	14,835.85	6,630.09	0.00	N/A	07/06/26	--	3,372,890.92	3,366,260.83	04/06/25
43	306590043	RT	Brookhaven	MS	Actual/360	5.050%	14,327.70	6,457.74	0.00	N/A	09/06/26	--	3,294,775.98	3,288,318.24	04/06/25
44	306590044	MF	Los Angeles	CA	Actual/360	4.520%	12,837.58	5,688.15	0.00	N/A	08/05/26	--	3,298,265.65	3,292,577.50	04/05/25
45	306590045	MF	Los Angeles	CA	Actual/360	4.520%	12,685.93	5,620.95	0.00	N/A	08/05/26	--	3,259,302.70	3,253,681.75	04/05/25
46	306590046	OF	Altamonte Springs	FL	Actual/360	4.977%	13,765.92	4,438.25	0.00	N/A	08/06/26	--	3,212,022.12	3,207,583.87	04/06/25
47	410934627	IN	Long Island City	NY	Actual/360	4.250%	7,717.87	11,478.40	0.00	N/A	09/11/26	--	2,108,866.47	2,097,388.07	04/11/25
48	410933737	RT	Reedsburg	WI	Actual/360	4.300%	8,008.65	4,734.29	0.00	N/A	10/11/26	--	2,162,876.30	2,158,142.01	04/11/25
49	600934766	RT	Paradise	NV	Actual/360	4.530%	9,193.96	3,517.78	0.00	N/A	09/11/26	--	2,356,923.28	2,353,405.50	04/11/25
50	410936211	RT	Suwanee	GA	Actual/360	4.640%	5,561.72	2,910.65	0.00	N/A	09/11/26	--	1,391,975.57	1,389,064.92	04/11/25
Totals							2,056,231.59	681,798.34	0.00				586,714,790.16	586,032,991.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,355,753.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,014,092.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,156,248.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,356,435.00	7,626,649.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(693,543.67)	0.00	--	--	09/12/24	20,652,957.29	2,267,855.27	(467.96)	5,482,466.27	3,946,948.90	0.00
8	6,089,717.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,585,040.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,070,932.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,534,286.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,785,341.17	5,809,478.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,134,323.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,748,683.37	1,075,694.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,775,116.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,312,797.50	984,598.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,998,624.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	3,054,684.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	861,586.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	626,177.37	815,528.85	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	830,472.33	788,468.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,044,709.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	840,672.18	810,255.45	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	926,445.07	789,533.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	421,685.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	793,786.97	598,502.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	651,299.00	461,497.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	722,850.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	533,110.50	487,721.58	01/01/23	09/30/23	--	0.00	0.00	(53.73)	373,811.78	54,261.44	0.00
36	655,101.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	615,778.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	970,148.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	412,634.11	343,260.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	397,024.65	329,121.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	341,739.47	278,948.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	341,191.95	270,981.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	423,213.18	338,651.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	300,859.74	423,868.62	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	267,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	324,734.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	203,611.15	186,114.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	97,784,662.97	22,418,873.59				20,652,957.29	2,267,855.27	(521.69)	5,856,278.05	4,001,210.34	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	2	38,127,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411577%	4.385578%	14
03/17/25	0	0.00	0	0.00	2	38,127,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411178%	4.385208%	15
02/18/25	0	0.00	0	0.00	2	38,136,423.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410914%	4.384976%	16
01/17/25	0	0.00	0	0.00	2	38,144,078.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410614%	4.384702%	17
12/17/24	0	0.00	0	0.00	2	38,151,699.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410287%	4.384401%	18
11/18/24	0	0.00	0	0.00	2	38,159,845.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410003%	4.384145%	19
10/18/24	0	0.00	0	0.00	2	38,167,397.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409679%	4.383847%	20
09/17/24	0	0.00	0	0.00	2	38,175,477.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409399%	4.383594%	21
08/16/24	0	0.00	0	0.00	2	38,182,961.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409108%	4.383328%	22
07/17/24	0	0.00	0	0.00	2	38,190,412.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408789%	4.383035%	23
06/17/24	0	0.00	0	0.00	2	38,198,395.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408515%	4.382787%	24
05/17/24	0	0.00	0	0.00	2	38,205,778.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408200%	4.382497%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	306590006	02/05/20	61	6	(467.96)	5,482,466.27	7,051,041.52	34,200,000.00	05/15/20	2
35	306590035	12/06/23	15	6	(53.73)	373,811.78	102,666.57	4,043,898.80	12/19/23	2
Totals					(521.69)	5,856,278.05	7,153,708.09	38,243,898.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		15,369,072	15,369,072	0		0
7 - 12 Months		172,640,477	138,440,477	34,200,000		0
13 - 24 Months		375,579,212	371,652,150	3,927,062		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		22,444,231	22,444,231	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	586,032,992	547,905,929	0	0	38,127,062	0
Mar-25	586,714,790	548,587,728	0	0	38,127,062	0
Feb-25	587,522,063	549,385,639	0	0	38,136,424	0
Jan-25	588,205,652	550,061,574	0	0	38,144,078	0
Dec-24	588,886,534	550,734,834	0	0	38,151,699	0
Nov-24	589,605,143	551,445,297	0	0	38,159,846	0
Oct-24	590,280,478	552,113,080	0	0	38,167,398	0
Sep-24	590,993,740	552,818,263	0	0	38,175,478	0
Aug-24	591,663,572	553,480,610	0	0	38,182,962	0
Jul-24	592,330,751	554,140,338	0	0	38,190,413	0
Jun-24	593,036,151	554,837,755	0	0	38,198,395	0
May-24	593,697,890	555,492,111	0	0	38,205,779	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	306590006	34,200,000.00	34,200,000.00	33,800,000.00	05/28/24	(693,543.67)	(0.39740)	12/31/23	04/05/26	I/O
12	306590012	21,646,169.03	21,646,169.03	40,000,000.00	10/27/15	2,467,149.03	2.54620	12/31/23	12/05/25	I/O
35	306590035	3,927,062.44	4,043,898.80	1,610,000.00	01/24/25	443,259.33	1.97190	09/30/23	07/06/26	254
Totals		59,773,231.47	59,890,067.83	75,410,000.00		2,216,864.69

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	306590006	MU	NY	05/15/20	2

The loan transferred to special servicing effective 5/15/2020 for imminent monetary default. The collateral comprises an 86-room boutique hotel along a commercial unit (leased restaurant), and a leased 64-space parking garage. The inspection performed on 3/15/2024 found the property to be in overall good condition. A receiver was appointed to the property on 3/7/2022. The Receiver continues to negotiate a new parking lease with the current tenant and is close to putting an agreement in place. The June 202 4 TTM STR data shows 79.3% Occ (94.9 index), $234.53 ADR (101.2 index), for a RevPAR of $186.09 (96.1 index). On 4/9/2024 the court grated the Lender's Motion for Summary Judgement of Foreclosure.

The lender is working to provide total amounts due to the court referee. The Receiver is in process of seeking court approval of the payment of their commission from property cash flow. A Note Sale resolution path remains under review.

12	306590012	OF	IL	03/27/24	1

The loan transferred to Special Servicing effective 3/27/2024 for imminent monetary default. The subject is the leasehold of a 167,843 SF office property located in Northbrook, IL. The property is 100% leased to a single tenant with a lease expiration that co-insides with the loan maturity date. Most recent inspection in May 2024 reported the property to be in good overall condition. Borrower is in discussions with the single tenant to renew their lease. Strategy is to modify the loan.

35	306590035	OF	KY	12/19/23	2

Loan transferred to Special Servicing effective 12/19/2023 for imminent monetary default. The subject is a 49,300 SF office property located in Louisville, KY built in 1908 and renovated in 1992. The property is currently 0% occupied as the single tenant government agency who leased the entire building vacated year end 2023 at lease expiration. Most recent inspection reported the property to be in average to fair condition. Receiver appointed in July 2024. Strategy is to foreclose, which is anticipated in Q2 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	306590010	26,650,000.00	4.72500%	26,650,000.00 4.72500%		10	03/24/21	04/05/20	09/11/20
11	310934908	23,314,832.45	4.53000%	23,314,832.45 4.53000%		10	07/02/20	07/11/20	09/11/20
22	301741152	8,333,973.39	4.85000%	8,333,973.39 4.85000%		10	11/06/20	10/06/20	01/08/21
25	301741148	7,382,897.74	4.92000%	7,382,897.74 4.92000%		10	10/16/20	10/16/20	11/05/20
Totals		65,681,703.58		65,681,703.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306590031 09/17/21	5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306590031	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,362.50	0.00	0.00	0.00	0.00	155,442.99	0.00	0.00	0.00	0.00
12	0.00	0.00	105.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	600.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	463.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	845.41	0.00	0.00	0.00	0.00	17,246.35	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,313.55	0.00	1,064.54	0.00	0.00	172,689.34	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		182,067.43

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Supplemental Notes
None

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